FAIR VALUE MEASUREMENTS - Non-Financial Assets Valued on a Non-Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Measurements
Impairments of long-lived assets		$ 0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements
Impairments of long-lived assets	$ 0	$ 0